Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
A - Charter hire commissions	$ 229,827	$ 597,759	$ 685,148
Allseas Marine [Member]
Related Party Transaction [Line Items]
A - Charter hire commissions		0	685,148
A - Management fees	2,163,097	2,375,054	2,829,632
A - Superintendent fees (included in Vessels operating expenses - related party)	310,211	479,463	972,852
A - Superintendent fees (included in Dry-docking expenses - related party)		122,171	95,342
A - Superintendent fees (included in Loss on sale of vessels - related party)	31,605
A - Superintendent fees (included in Gain from deconsolidation of subsidiaries - related party)	5,590
B - Administrative fees (included in General and administrative expenses - related party)	34,754	30,985	35,520
C - Executive services fees (included in General and administrative expenses - related party)	2,200,000	2,743,150	2,939,560
D - Financial, accounting and financial reporting services fee (included in General and administrative expenses - related party)	$ 441,425	$ 545,162	$ 596,350